Stock-Based Compensation (Details 1) - Restricted Stock Units (RSUs) [Member] - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Number of RSUs
Number of RSUs, Beginning Balance	281,250
Number of RSUs, Granted	3,404,541	1,342,570
Number of RSUs, Vested	(25,946)	(1,061,320)
Number of RSUs, Forfeited	(16,151)
Number of RSUs, Ending Balance	3,643,694	281,250
Number of RSUs, Expected		281,250
Weighted Average Fair Value
Weighted Average Grant Date Fair Value, Beginning Balance	$ 7.13
Weighted Average Grant Date Fair Value, Granted	7.79	9.95
Weighted Average Grant Date Fair Value, Vested	7.43	(10.06)
Weighted Average Grant Date Fair Value, Forfeited	7.43
Weighted Average Grant Date Fair Value, Ending Balance	$ 7.94	7.13
Weighted Average Grant Date Fair Value, Expected		$ 7.13